Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
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Cash and Cash Equivalents

NOTE 7. CASH AND CASH EQUIVALENTS

As of June 30, 2018 and December 31, 2017, cash and cash equivalents were as follows:

	June 30, 2018		December 31, 2017
Cash on hand and in banks(i)	Ps.	67,735,427	Ps.	55,871,127
Highly liquid investments (ii)		41,771,284		41,980,627

	Ps.	109,506,711	Ps.	97,851,754

(i) Cash on hand and in banks is primarily composed of cash in banks.

(ii) Mainly composed of short–term Mexican Government investments